Fair Value Measurements - Reconciliation of fair value measurements of available-for-sale debt investments (Details) - Available-for-sale Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Beginning balance	¥ 313	¥ 309	¥ 304
Currency translation adjustment	(7)	4	5
Ending balance	¥ 306	¥ 313	¥ 309